Leases - Schedule of the components of lease cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating leases	$ 361	$ 317	$ 1,302	$ 1,182